Fair Value Measurements and Available for Sale Investments - Summary of gross unrealized losses and fair values (Detail) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Fair Value, Less than 12 Months				$ 32,829
Gross Unrealized Losses, Less than 12 Months		$ 0		(15)
Fair Value, 12 Months or Greater				0
Fair Value				32,829
Gross Unrealized Losses		0		(15)
Agency Securities
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Fair Value, Less than 12 Months				7,579
Gross Unrealized Losses, Less than 12 Months	[1]			(8)
Fair Value, 12 Months or Greater				0
Fair Value				7,579
Gross Unrealized Losses	[1]			(8)
U.S. Treasury Securities
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Fair Value, Less than 12 Months				25,250
Gross Unrealized Losses, Less than 12 Months		0	[2]	(7)	[3]
Fair Value, 12 Months or Greater				0
Fair Value				25,250
Gross Unrealized Losses		$ 0	[2]	$ (7)	[3]

[1]	Of our outstanding agency securities, $7.6 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.
[2]	Of our outstanding U.S. Treasury securities, $63.3 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
[3]	Of our outstanding U.S. Treasury securities, $249.0 million have maturity dates of less than one year and $35.5 million have a maturity date of between one to two years as of December 31, 2024.